Average Annual Total Returns - ClearBridge Appreciation Fund	Mar. 01, 2021
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Class A
Average Annual Return:
1 Year	7.93%
5 Years	12.31%
10 Years	11.83%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	6.89%
5 Years	10.93%
10 Years	10.63%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.41%
5 Years	9.58%
10 Years	9.47%
Class C
Average Annual Return:
1 Year	12.68%
5 Years	12.84%
10 Years	11.71%
Class I
Average Annual Return:
1 Year	14.79%
5 Years	13.97%
10 Years	12.85%
Class R
Average Annual Return:
1 Year	14.14%
5 Years	13.28%
10 Years	12.16%
Class FI
Average Annual Return:
1 Year	14.36%
5 Years	13.59%
10 Years	12.48%
Class IS
Average Annual Return:
1 Year	14.91%
5 Years	14.07%
10 Years	12.95%